Finance Costs - Summary of Finance Costs (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about borrowings [line items]
Interest expense, Corporate bonds	$ 14,116.1		$ 5,203.0	$ 1,337.3
Lease liabilities	267.1		193.3	227.8
Interest expense, Bank loans	32.0		17.6	500.9
Interest expense, Others	1.7		0.3	15.5
Less: Capitalized interest under property, plant and equipment	(2,666.9)		0.0	0.0
Finance costs	$ 11,750.0	$ 382.4	$ 5,414.2	$ 2,081.5
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Capitalisation rate	0.56%	0.56%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Capitalisation rate	3.36%	3.36%